Significant Accounting policies (Tables)	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Schedule of reconciliation of net income per common share

The following is a calculation of EPS:

	Nine Months Ended
	September 30,
Dollars in thousands, except per share amounts	2021	2020
Basic and Diluted EPS
Net loss attributable to shareholders	$(92,938)	$(39,135)
Weighted average shares outstanding for basic and diluted loss per share	30,839,870	27,870,539
Basic and diluted loss per common share attributable to shareholders	$(3.01)	$(1.40)

The following is a calculation of EPS (in thousands, except share and per share amounts):

	Year ended December 31,
	2020	2019	2018
Basic EPS
Net (loss) income attributable to shareholders	$(69,503)	$(7,567)	$61,453
Weighted average shares outstanding for basic earnings (loss) per share	27,906,742	27,779,339	27,623,415
Basic earnings (loss) per common shares attributable to shareholders	$(2.49)	$(0.27)	$2.22
Diluted EPS
Net (loss) income attributable to shareholders	$(69,503)	$(7,567)	$61,453
Weighted average shares outstanding for basic earnings (loss) per share:	27,906,742	27,779,339	27,623,415
Dilutive effect of restricted stock units	—	—	573,993
Weighted average shares outstanding for diluted earnings (loss) per share	27,906,742	27,779,339	28,197,409
Diluted earnings (loss) per common share attributable to shareholders	$(2.49)	$(0.27)	$2.18

Seaport Global Acquisition Corp
Schedule of reconciliation of net income per common share

For the
period ended
December 31,
2020
Net Income per share of Class A Common Stock
Net income	$2,097,430
Less: Allocation of loss to Class B common stock	(1,215,880)
Adjusted net income	$881,550
Weighted average shares outstanding of Class A common stock	2,605,469
Basic and diluted net income per share, Class A common stock	$0.34

Net Income per share for Class B common stock
Net income	$2,097,430
Less: Allocation of loss to Class A common stock	(881,550)
Adjusted net income	$1,215,880
Weighted average shares outstanding of Class B common stock(1)	3,593,570
Basic and diluted net income per share, Class B common stock	$0.34
(1)	Calculated from date of issuance (July 24, 2020) through December 31, 2020

	Three Months	Nine Months
	Ended	Ended
	September 30,	September 30,
	2021	2021
Net Loss per share for Class A common stock:
Net loss	$(1,843,655)	$(536,769)
Less: Allocation of loss to Class B common stock	(368,731)	(107,354)
Adjusted net loss	$(1,474,924)	$(429,415)
Weighted average shares outstanding of Class A common stock	14,375,000	14,375,000
Basic and diluted net loss per share, Class A common stock	$(0.10)	$(0.03)
Net Loss per share for Class B common stock:
Net loss	$(1,843,655)	$(536,769)
Less: Allocation of loss to Class A common stock	(1,474,924)	(429,415)
Adjusted net loss	$(368,731)	$(107,354)
Weighted average shares outstanding of Class B common stock	3,593,750	3,593,750
Basic and diluted net loss per share, Class B common stock	$(0.10)	$(0.03)